INCOME TAXES - Total provision (benefit) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal
Current			$ 250,739
Deferred			(345,278)	$ (2,388)
Change in valuation allowance			345,278	2,388
State and Local
Change in valuation allowance			347,666	2,388
Change in valuation allowance			345,278	2,388
Provision for income taxes	$ 17,420	$ 54,823	250,739
Net operating loss carryovers			$ 0	$ 2,400